Taxation - Sales tax (Details)	12 Months Ended
Dec. 31, 2019
Services rendered
Sales tax
Value added tax rate (as a percent)	6.00%
Goods sold | Minimum
Sales tax
Value added tax rate (as a percent)	13.00%
Goods sold | Maximum
Sales tax
Value added tax rate (as a percent)	16.00%